Schedule of Warrants Issued to Purchase Common Stock (Details)	Jun. 30, 2021 $ / shares shares
Hudson Bay Warrant; 1/25/2021 [Member]
Warrant Shares | shares	15,000,000
Exercise Price | $ / shares	$ 2.000
Palladium Capital Warrant; 1/25/2021 [Member]
Warrant Shares | shares	480,000
Exercise Price | $ / shares	$ 2.000
BHP Capital NY Warrant; 1/28/2021 [Member]
Warrant Shares | shares	1,500,000
Exercise Price | $ / shares	$ 2.200
Hudson Bay Warrant; 2/23/2021 [Member]
Warrant Shares | shares	18,568,188
Exercise Price | $ / shares	$ 3.722
Palladium Capital Warrant; 2/23/2021 [Member]
Warrant Shares | shares	1,650,346
Exercise Price | $ / shares	$ 3.722
Hudson Bay Warrant Two [Member]
Warrant Shares | shares	13,070,000
Exercise Price | $ / shares	$ 3.200
Palladium Capital Warrant Two [Member]
Warrant Shares | shares	1,200,000
Exercise Price | $ / shares	$ 3.200
B H P Capital Warrant [Member]
Warrant Shares | shares	1,500,000
Exercise Price | $ / shares	$ 3.200
Hudson Bay Warrant Three [Member]
Warrant Shares | shares	27,821,829
Exercise Price | $ / shares	$ 3.300
Palladium Capital Warrant Three [Member]
Warrant Shares | shares	2,071,346
Exercise Price | $ / shares	$ 3.300